Related Party Balances and Transactions - Acceptance of advertising service (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Acceptance of advertising service	¥ 138,497	¥ 79,763	¥ 38,057
Beijing Chehui Hudong Guanggao Co., Ltd.
Related Party Transaction [Line Items]
Acceptance of advertising service	92,356	29,599	6,915
Beijing Xinyi Hudong Guanggao Co., Ltd.
Related Party Transaction [Line Items]
Acceptance of advertising service	39,919	37,935	28,245
Beijing Bit Ep Information Technology Co., Ltd.
Related Party Transaction [Line Items]
Acceptance of advertising service	4,159	3,627
Tianjin Boyou Information Technology Co., Ltd.
Related Party Transaction [Line Items]
Acceptance of advertising service	1,594	264
Beijing Yiche Information Science and Technology Co., Ltd
Related Party Transaction [Line Items]
Acceptance of advertising service	280	466	32
Shanghai Yiju Information Technology Co., Ltd.
Related Party Transaction [Line Items]
Acceptance of advertising service	142	76
Bite Shijie (Beijing) Keji Co., Ltd.
Related Party Transaction [Line Items]
Acceptance of advertising service	¥ 47	1,664	¥ 2,865
Beijing Yiche Interactive Advertising Co., Ltd.
Related Party Transaction [Line Items]
Acceptance of advertising service		¥ 6,132